Leases (Details) ₪ in Thousands, $ in Thousands			12 Months Ended
	May 31, 2017 USD ($) m²	May 31, 2017 ILS (₪) m²	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)
Leases (Details) [Line Items]
Leases term	10 years	10 years		5 years	5 years	2 years	2 years
Extension options term	5 years	5 years	5 years	5 years	5 years	2 years	2 years
lease of offices area (in Square Meters)	1,600	1,600
Monthly lease fees	$ 30	₪ 110	$ 13	$ 81	₪ 300	$ 5	₪ 18
Lease agreement terms						2 years	2 years
Motor Vehicles [Member]
Leases (Details) [Line Items]
Leases term			12 months
Bottom of range [Member]
Leases (Details) [Line Items]
Leases term			3 years
Bottom of range [Member] | Buildings [Member]
Leases (Details) [Line Items]
Leases term			2 years
Bottom of range [Member] | Motor Vehicles [Member]
Leases (Details) [Line Items]
Leases term			3 years
Top of range [Member]
Leases (Details) [Line Items]
Leases term			10 years
Top of range [Member] | Buildings [Member]
Leases (Details) [Line Items]
Leases term			10 years
Top of range [Member] | Motor Vehicles [Member]
Leases (Details) [Line Items]
Leases term			4 years